UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian St., Ste. 300 Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian St., Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2007
(Unaudited)

Common Stocks - 98.14%	Shares	Value

Accident & Health Insurance - 3.14%
AFLAC, Inc.	23,775	$ 1,356,126

Beverages - 3.17%
PepsiCo, Inc.	18,700	1,369,962

Computer & Office Equipment - 3.26%
International Business Machines Corp.	11,950	1,407,710

Construction, Mining & Materials Handling Machinery & Equipment - 2.92%
Dover Corp.	24,700	1,258,465

Drilling Oil & Gas Wells - 2.81%
Helmerich & Payne, Inc.	36,925	1,212,248

Electronic & Other Electrical Equipment - 3.20%
General Electric Co.	33,400	1,382,760

Financial Services - 3.23%
American Capital Strategies, Ltd.	32,650	1,395,134

Fire, Marine & Casualty Insurance - 2.93%
American International Group, Inc.	18,700	1,265,055

Footwear (No Rubber) - 2.84%
Wolverine World Wide, Inc.	44,800	1,227,520

Insurance Agents, Brokers & Service - 3.04%
Arthur J. Gallagher & Co.	45,350	1,313,789

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.03%
Cintas Corp.	35,300	1,309,630

National Commercial Banks - 8.52%
Bank of America Corp.	24,500	1,231,615
Citigroup, Inc.	25,925	1,209,920
U.S. Bancorp	38,050	1,237,767
		3,679,302

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.28%
Valspar Corp.	20,300	552,363

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2007
(Unaudited)

Common Stocks - 98.14% - continued	Shares	Value

Perfumes, Cosmetics & Other Toilet Preparations - 3.03%
Colgate-Palmolive Co.	18,350	$ 1,308,722

Personal Credit Institutions - 2.67%
SLM Corp.	23,175	1,151,102

Petroleum Refining - 6.14%
Chevron Corp.	13,875	1,298,423
Exxon Mobil Corp.	14,600	1,351,376
		2,649,799

Pharmaceutical Preparations - 8.98%
Abbott Laboratories	23,925	1,282,859
Johnson & Johnson	20,525	1,348,492
Pfizer, Inc.	50,925	1,244,098
		3,875,449

Retail - Drug Stores and Proprietary Stores - 3.04%
Walgreen Co.	27,825	1,314,453

Retail - Variety Stores - 2.89%
Wal-Mart Stores, Inc.	28,550	1,246,208

Semiconductors & Related Devices - 2.94%
Linear Technology Corp.	36,275	1,269,262

Services - Computer Processing & Data Preparation - 2.95%
Automatic Data Processing, Inc.	27,700	1,272,261

Ship & Boat Building & Repairing - 3.04%
General Dynamics Corp.	15,550	1,313,508

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.39%
Procter & Gamble Company	20,775	1,461,314

State Commercial Banks - 3.04%
Northern Trust Corp.	19,775	1,310,489

Surety Insurance - 2.89%
Ambac Financial Group, Inc.	19,850	1,248,764

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2007
(Unaudited)

Common Stocks - 98.14% - continued	Shares	Value

Telephone Communications - 3.17%
AT&T, Inc.	32,350	$ 1,368,728

Wholesale - Durable Goods - 3.26%
W.W. Grainger, Inc.	15,425	1,406,606

Wholesale - Groceries & Related Products - 3.34%
Sysco Corp.	40,475	1,440,505

TOTAL COMMON STOCKS (Cost $35,593,242)		42,367,234

Money Market Securities - 1.77%
Huntington Money Market Fund - Investment Shares, 3.92% (a)	761,499	761,499

TOTAL MONEY MARKET SECURITIES (Cost $761,499)		761,499

TOTAL INVESTMENTS (Cost $36,354,741) - 99.91%		$43,128,733

Other assets less liabilities - 0.09%		39,898

TOTAL NET ASSETS - 100.00%		$43,168,631

(a) Variable rate security; the money market rate shown represents the rate at September 30, 2007.

Tax Related
Unrealized appreciation	$ 7,258,408
Unrealized depreciation	(484,416)
Net unrealized appreciation	$ 6,773,992

Aggregate cost of securities for income tax purposes	$36,354,741

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
September 30, 2007
(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

GJMB Growth Fund
Schedule of Investments
September 30, 2007
(Unaudited)

Common Stocks - 91.51%	Shares	Value

Beverages - 4.64%
The Coca-Cola Co.	10,500	$ 603,435

Biological Products - 2.18%
Amgen, Inc. (a)	5,000	282,850

Computer Communications Equipment - 5.09%
Cisco Systems, Inc. (a)	20,000	662,200

Converted Paper & Paperboard Products - 3.51%
Kimberly-Clark Corp.	6,500	456,690

Crude Petroleum & Natural Gas - 3.79%
Royal Dutch Shell plc (b)	6,000	493,080

Electronic & Other Electrical Equipment - 7.32%
Emerson Electric Co.	7,000	372,540
General Electric Co.	14,000	579,600
		952,140

Fire, Marine & Casualty Insurance - 4.16%
American International Group, Inc.	8,000	541,200

National Commercial Banks - 6.23%
Bank of America Corp.	11,000	552,970
Citigroup, Inc.	5,500	256,685
		809,655

Petroleum Refining - 9.57%
BP plc (b)	5,500	381,425
Chevron Corp.	5,000	467,900
ConocoPhillips	4,500	394,965
		1,244,290

Pharmaceutical Preparations - 8.98%
Abbott Laboratories	9,000	482,580
Johnson & Johnson	7,500	492,750
Novartis AG (b)	3,500	192,360
		1,167,690

Retail - Drug Stores and Proprietary Stores - 3.09%
Walgreen Co.	8,500	401,540

Retail - Eating & Drinking Places - 2.42%
Starbucks Corp. (a)	12,000	314,400

Retail - Variety Stores - 3.42%
Target Corp.	7,000	444,990

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Schedule of Investments - continued
September 30, 2007
(Unaudited)

Common Stocks - 91.51% - continued	Shares	Value

Semiconductors & Related Devices - 4.38%
Intel Corp.	22,000	$ 568,920

Services - Miscellaneous Amusement & Recreation - 3.44%
The Walt Disney Co.	13,000	447,070

Services - Prepackaged Software - 4.65%
Microsoft Corp.	20,500	603,930

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.87%
Procter & Gamble Co.	9,000	633,060

Surgical & Medical Instruments & Apparatus - 4.32%
3M Co.	6,000	561,480

Telephone Communications - 2.56%
Verizon Communications, Inc.	7,500	332,100

Trucking & Courier Services (No Air) - 2.89%
United Parcel Service, Inc. - Class B	5,000	375,500

TOTAL COMMON STOCKS (Cost $9,839,714)		11,896,220

Money Market Securities - 3.57%
Huntington Money Market Fund - Investment Shares, 3.92% (c)	463,973	463,973

TOTAL MONEY MARKET SECURITIES (Cost $463,973)		463,973

TOTAL INVESTMENTS (Cost $10,303,687) - 95.08%		$ 12,360,193

Other assets less liabilities - 4.92%		639,509

TOTAL NET ASSETS - 100.00%		$ 12,999,702

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at September 30, 2007.

Tax Related
Unrealized appreciation	$2,191,646
Unrealized depreciation	(135,140)
Net unrealized appreciation	$2,056,506

Aggregate cost of securities for income tax purposes	$10,303,687

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Related Notes to the Schedule of Investments
September 30, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security(including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 24, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	11/29/07

By	/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date	11/28/2007